INDEPENDENT AUDITORS' REPORT
____________________________






     United Companies Life Insurance Company
     United Companies Separate Account One and the
     Board of Directors of
     United Companies Life Insurance Company
     Baton Rouge, Louisiana



We have audited the accompanying statement of assets and liabilities of seven sub-accounts of United Companies Separate Account One, referred to in Note 1, as of December 31, 1995, and the related statements of operations and of changes in net assets for the periods presented. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, with the managers of the mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the seven sub-accounts of United Companies Separate Account One, referred to in Note 1, as of December 31, 1995, the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP

February 16, 1996




UNITED COMPANIES
SEPARATE ACCOUNT ONE


Financial Statements
as of December 31, 1995 and
Independent Auditors' Report


UNITED COMPANIES SEPARATE ACCOUNT ONE

STATEMENT OF ASSETS AND LIABILITIES

                                                                                       December 31,
                                                                                       1995
                                                                                       -------------
ASSETS
Investments in mutual funds at market value:
  The Alger American Fund (Alger):
     Alger American Growth Portfolio - 2,103.830 shares (cost $65,088)                 $      65,555
  The Dreyfus Variable Investment Fund (Dreyfus):
     Stock Index Portfolio - 2,385.910 shares (cost $41,399)                                  41,038
  Federated Investors (Federated):
     Corporate Bond Fund - 472.981 shares (cost $4,628)                                        4,631
  MFS Variable Insurance Trust (MFS):
     Emerging Growth Series - 89.515 shares (cost $1,029)                                      1,021
     Total Return Series - 1,962.528 shares (cost $24,754)                                    24,041
  Scudder Variable Life Investment Fund (Scudder):
     Money Market Portfolio - 74,331.500 shares (cost $74,332)                                74,332
     International Portfolio - 5.358 shares (cost $63)                                            63
                                                                                       -------------
          Total assets                                                                 $     210,681
                                                                                       =============

LIABILITIES                                                                            $           -
                                                                                       -------------
                                                                               Unit
NET ASSETS                                                              Units  Value
                                                                        -----  ------
Contractowner's equity:
  Alger - Growth                                                        6,521  $10.05  $      65,555
  Dreyfus - Stock Index                                                 4,041   10.15         41,038
  Federated - Corporate Bond                                              456   10.16          4,631
  MFS - Emerging Growth                                                   100   10.19          1,021
  MFS - Total Return                                                    2,346   10.25         24,041
  Scudder - Money Market                                                7,407   10.04         74,332
  Scudder - International                                                   6   10.11             63
                                                                                       -------------
          Total net assets                                                             $     210,681
                                                                                       =============

See notes to financial statements.


UNITED COMPANIES SEPARATE ACCOUNT ONE

STATEMENT OF OPERATIONS

For the Periods Ended December 31, 1995


                                                                                            MFS         MFS         Scudder
                                                    Alger       Dreyfus        Federated    Emerging    Total       Money
                                                    Growth      Stock Index    Corp Bond    Growth      Return      Market
                                                    (Dec 15*    (Dec 15*       (Dec 26*     (Dec 18*    (Dec 15*    (Nov 28*
                                                    thru        thru           thru         thru        thru        thru
                                           Total    Dec 31)     Dec 31)        Dec 31)      Dec 31)     Dec 31)     Dec 31)
                                           -------  ----------  -------------  -----------  ----------  ----------  ----------
INVESTMENT INCOME:
  Income:
     Dividends                             $1,882   $       -   $        468   $         -  $      29   $     909   $      476
  Expenses:
     Mortality and expense risks charges
          and administrative fees             159           8              4             -         29           3          144
                                           -------  ----------  -------------  -----------  ----------  ----------  ----------
NET INVESTMENT INCOME                       1,723          (8)           464             -         29         906          332
                                           -------  ----------  -------------  -----------  ----------  ----------  ----------
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Beginning period                           -           -              -             -          -           -            -
     End of period                           (612)        467           (361)            3         (8)       (713)           -
                                           -------  ----------  -------------  -----------  ----------  ----------  ----------
NET UNREALIZED GAIN (LOSS)                   (612)        467           (361)            3         (8)       (713)           -
                                           -------  ----------  -------------  -----------  ----------  ----------  ----------
NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS          $1,111   $     459   $        103   $         3  $      21   $     193   $      332
                                           =======  ==========  =============  ===========  ==========  ==========  ==========


                                           Scudder

                                           Internl
                                           (Dec 15*
                                           thru
                                           Dec 31)
                                           ----------
INVESTMENT INCOME:
  Income:
     Dividends                             $        -
  Expenses:
     Mortality and expense risks charges
          and administrative fees          $        -
                                           ----------
NET INVESTMENT INCOME                               -
                                           ----------
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Beginning period                               -
     End of period                                  -
                                           ----------
NET UNREALIZED GAIN (LOSS)                          -
                                           ----------
NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS          $        -
                                           ==========


See notes to financial statements.

* Date operations commenced.



UNITED COMPANIES SEPARATE ACCOUNT ONE

STATEMENT OF CHANGES IN NET ASSETS

For the Periods Ended December 31, 1995


                                                                                                MFS         MFS         Scudder
                                                        Alger       Dreyfus        Federated    Emerging    Total       Money
                                                        Growth      Stock Index    Corp Bond    Growth      Return      Market
                                                        (Dec 15*    (Dec 15*       (Dec 15*     (Dec 15*    (Dec 15*    (Dec 15*
                                                        thru        thru           thru         thru        thru        thru
                                             Total      Dec 31)     Dec 31)        Dec 31)      Dec 31)     Dec 31)     Dec 31)
                                             ---------  ----------  -------------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
  Net investment income                      $  1,723   $      (8)  $        464   $         -  $      29   $     906   $      332
  Net unrealized gain (loss) on investments      (612)        467           (361)            3         (8)       (713)           -
                                             ---------  ----------  -------------  -----------  ----------  ----------  ----------
 Net increase in net assets
   resulting from operations                    1,111         459            103             3         21         193          332
                                             ---------  ----------  -------------  -----------  ----------  ----------  ----------
CAPITAL SHARE TRANSACTIONS:
  Transfers of annuity fund deposits          209,570      65,096         40,935         4,628      1,000      23,848       74,000
                                             ---------  ----------  -------------  -----------  ----------  ----------  ----------
  Net increase in net assets resulting
   from capital share transactions            209,570      65,096         40,935         4,628      1,000      23,848       74,000
                                             ---------  ----------  -------------  -----------  ----------  ----------  ----------
TOTAL INCREASE IN NET ASSETS                  210,681      65,555         41,038         4,631      1,021      24,041       74,332

NET ASSETS:
 Beginning of period                                -           -              -             -          -           -            -
                                             ---------  ----------  -------------  -----------  ----------  ----------  ----------
 End of period                               $210,681   $  65,555   $     41,038   $     4,631  $   1,021   $  24,041   $   74,332
                                             =========  ==========  =============  ===========  ==========  ==========  ==========



                                             Scudder
                                             Intern'l
                                             (Dec 15*
                                             thru
                                             Dec 31)
                                             ----------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
  Net investment income                      $        -
  Net unrealized gain (loss) on investments           -
                                             ----------
 Net increase in net assets
   resulting from operations                          -
                                             ----------
CAPITAL SHARE TRANSACTIONS:
  Transfers of annuity fund deposits                 63
                                             ----------
  Net increase in net assets resulting
   from capital share transactions                   63
                                             ----------
TOTAL INCREASE IN NET ASSETS                         63

NET ASSETS:
 Beginning of period                                  -
                                             ----------
 End of period                               $       63
                                             ==========


See notes to financial statements.

* Date operations commenced.


UNITED COMPANIES SEPARATE ACCOUNT ONE

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION. United Companies Separate Account One (the "Separate Account") is a separate investment account of United Companies Life Insurance Company ("UC Life"). The Separate account is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust. The Separate Account commenced operations on November 29, 1995. UC Life is a stock life insurance company domiciled in Louisiana and organized in 1955. UC Life is currently authorized to conduct business in 47 states, the District of Columbia and Puerto Rico. UC Life is a wholly-owned subsidiary of United Companies Financial Corporation, a public financial services company.

As of December 31, 1995, the Separate Account consisted of eleven sub-accounts. These financial statements report on the seven sub-accounts which had activity at December 31, 1995. Each of the eleven sub-accounts invests only in a single corresponding portfolio of either The Alger American Fund (Fred Alger Management, Advisor), the Dreyfus Variable Investment Fund (The Dreyfus Corporation, Advisor), Federated Investor's Insurance Management Service (Federated Advisors, Advisor), MFS Variable Insurance Trust (MFS, Advisor), Scudder Variable Life Investment Fund (Scudder, Stevens & Clark, Inc., Advisor) or the Van Eck Worldwide Insurance Trust (Van Eck Associates Corporation, Advisor). Each sub-account pays the respective advisor a fee for services.

2. INVESTMENTS. The market value of the investments in the sub-accounts is based on the net asset values of shares held at the end of the current period.
  Transactions are accounted for on the trade date and dividend income is recognized on an accrual basis. Realized gains and losses are determined on a first-in first-out basis. Generally, investment income and realized capital gains are reinvested.

3. CONTRACT CHARGES. Each valuation period, generally each business day, a mortality and expense risk charge is deducted from the Separate Account, which is equal, on an annual basis, to 1.45% of the average daily net asset value of each sub-account of the Separate Account. This charge compensates UC Life for assuming the mortality and expense risks under the contracts and certificates.
  In addition, an administrative charge is deducted from the Separate Account which is equal, on an annual basis, to .15% of the average daily net asset value of each sub-account of the Separate Account. This charge compensates UC Life for costs associated with the administration of the contracts, certificates and the Separate Account. Under certain circumstances, a transfer fee may be assessed when an owner or certificate holder transfers contract values or certificate holder's account values between sub-accounts or to or from UC Life's fixed accounts. A contingent deferred sales charge is assessed against full or partial surrenders in accordance with contract terms.
 There is no contingent deferred sales charge if all premiums were received at least ten years prior to the date of the full or partial surrenders. An annual contract or certificate maintenance fee of $30 is charged against certain contracts based upon a minimum contract value. Some states and other jurisdictions assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. Premium taxes are deducted when they are due.

4. INCOME TAXES. UC Life does not expect to incur any federal income tax liability on earnings, or realized capital gains attributable to the Separate Account, therefore, no charges for federal income taxes are currently deducted from the Separate Account. If UC Life incurs income taxes attributable to the Separate Account, or determines that such taxes will be incurred, it may make a charge for such taxes against the Separate Account.

5.  CHANGES IN THE UNITS OUTSTANDING.

                                                      Dreyfus    Federated
                                           Alger      Stock      Corporate
                                           Growth     Index      Bond
                                           (Dec 15*   (Dec 15*   (Dec 26*
                                           thru       thru       thru
                                           Dec 31)    Dec 31)    Dec 31)
                                           ---------  ---------  ----------
Units outstanding beginning of the period          -          -           -
Units transferred between sub-accounts         6,521      4,041         456
                                           ---------  ---------  ----------
Units outstanding end of the period            6,521      4,041         456
                                           =========  =========  ==========


                                           MFS        MFS
                                           Emerging   Total
                                           Growth     Return
                                           (Dec 18*   (Dec 15*
                                           thru       thru
                                           Dec 31)    Dec 31)
                                           ---------  ---------
Units outstanding beginning of the period          -          -
Units transferred between sub-accounts           100      2,346
                                           ---------  ---------
Units outstanding end of the period              100      2,346
                                           =========  =========



                                           Scudder    Scudder
                                           Money
                                           Market     Internl
                                           (Nov 28*   (Dec 15*
                                           thru       thru
                                           Dec 31)    Dec 31)
                                           ---------  ---------
Units outstanding beginning of the period         -           -
Units purchased                              20,925           -
                                           ---------  ---------
Units transferred between sub-accounts      (13,518)          6
                                           ---------  ---------
Units outstanding end of the period           7,407           6
                                           =========  =========

* Date operations commenced